Statements of Operations - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development	$ 5,806		$ 6,531		$ 8,917	$ 10,252	$ 23,650	$ 15,866
General and administrative	3,063		650		4,306	1,377	4,457	2,799
Total operating expenses	8,869		7,181		13,223	11,629	28,107	18,665
Loss from operations	(8,869)		(7,181)		(13,223)	(11,629)	(28,107)	(18,665)
Interest income	100		200		300	500	747	1,318
Other income (expense), net	12,659				7,159		(2,037)
Net income (loss)	$ 4,167	$ (9,579)	$ (6,975)	$ (4,202)	$ (5,412)	$ (11,177)	$ (29,397)	$ (17,347)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ 0.51		$ (2.71)		$ (1)	$ (4.34)	$ (1.53)	$ (0.91)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (1)		$ (2.71)		$ (2.04)	$ (4.34)	$ (1.53)	$ (0.91)
Weighted-average common shares outstanding, basic (in shares)	8,246,582		2,574,767		5,426,688	2,573,693	19,193,932	19,134,096
Weighted-average common shares outstanding, diluted (in shares)	8,455,223		2,574,767		6,160,967	2,573,693	19,193,932	19,134,096